CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ZAR (R)	Jun. 30, 2018	Jun. 30, 2017
ASSETS
Non-current assets	R 1,734,100,000	R 1,739,100,000
Property, plant and equipment	1,452,700,000	1,497,600,000
Investments in rehabilitation obligation funds	244,000,000	227,700,000
Financial assets	28,700,000	8,800,000
Deferred tax asset	8,700,000	5,000,000
Current assets	626,300,000	548,300,000
Inventories	233,000,000	180,300,000
Trade and other receivables	91,200,000	114,300,000
Cash and cash equivalents	302,100,000	253,700,000
TOTAL ASSETS	2,360,400,000	2,287,400,000
Equity
Equity	1,267,300,000	1,302,400,000
Non-current liabilities	772,400,000	728,000,000
Provision for environmental rehabilitation	553,400,000	531,700,000
Deferred tax liability	163,700,000	140,500,000
Employee benefits	40,600,000	39,000,000
Finance lease obligation	14,700,000	16,800,000
Current liabilities	320,700,000	257,000,000
Trade and other payables	303,300,000	251,800,000
Employee benefits	13,200,000	0
Current tax Liability	4,200,000	5,200,000
TOTAL LIABILITIES	1,093,100,000	985,000,000
TOTAL EQUITY AND LIABILITIES	R 2,360,400,000	R 2,287,400,000